Segment Information - Schedule of Operating Results by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Other Noninterest Expense	$ 179,267	$ 180,267	$ 174,200
Net interest income (loss)	227,632	225,044	221,025
Depreciation, Amortization and Accretion, Net	7,347	7,243	7,315
Provision for (recovery of) loan losses	4,990	(7,333)	3,415
Other income (loss)	77,551	75,549	73,277
Gain (Loss) on Sale of Investments	0	(1,158)	0
Other expense	186,614	187,510	181,515
Income (loss) before taxes	113,579	120,416	109,372
Income taxes (benefit)	32,567	36,459	32,503
Net income	81,012	83,957	76,869
Assets	7,311,354	7,001,199	6,636,423
Loans	5,068,085	4,829,682	4,620,505
Deposits	5,347,642	5,128,000	4,789,994
Totals For Reportable Segments [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	169,295	172,267	166,680
Net interest income (loss)	227,393	227,056	218,197
Depreciation, Amortization and Accretion, Net	7,347	7,243	7,315
Income taxes (benefit)	37,238	41,246	35,329
Assets	7,299,098	6,994,456	6,642,070
Deposits	5,451,920	5,228,649	4,903,564
PNB
Segment Reporting Information [Line Items]
Net interest income (loss)	220,879	218,641	210,781
Provision for (recovery of) loan losses	7,665	3,517	14,039
Other income (loss)	75,188	69,384	70,841
Other expense	167,476	163,641	158,651
Income (loss) before taxes	120,926	120,867	108,932
Income taxes (benefit)	36,581	37,960	33,696
Net income	84,345	82,907	75,236
Assets	7,229,764	6,910,386	6,522,174
Loans	5,029,072	4,781,761	4,559,406
Deposits	5,447,293	5,222,766	4,896,405
GFSC
Segment Reporting Information [Line Items]
Net interest income (loss)	6,588	7,457	8,741
Provision for (recovery of) loan losses	1,415	1,544	1,175
Other income (loss)	2	(1)	11
Other expense	2,984	4,103	3,133
Income (loss) before taxes	2,191	1,809	4,444
Income taxes (benefit)	768	634	1,556
Net income	1,423	1,175	2,888
Assets	35,793	40,308	47,115
Loans	35,469	40,645	47,228
Deposits	4,627	5,883	7,159
SEPH
Segment Reporting Information [Line Items]
Net interest income (loss)	(74)	958	(1,325)
Provision for (recovery of) loan losses	(4,090)	(12,394)	(11,799)
Other income (loss)	1,848	5,991	1,956
Other expense	6,182	11,766	12,211
Income (loss) before taxes	(318)	7,577	219
Income taxes (benefit)	(111)	2,652	77
Net income	(207)	4,925	142
Assets	33,541	43,762	72,781
Loans	15,153	23,956	38,014
Deposits	0	0	0
All Other
Segment Reporting Information [Line Items]
Net interest income (loss)	239	(2,012)	2,828
Provision for (recovery of) loan losses	0	0	0
Other income (loss)	513	175	469
Other expense	9,972	8,000	7,520
Income (loss) before taxes	(9,220)	(9,837)	(4,223)
Income taxes (benefit)	(4,671)	(4,787)	(2,826)
Net income	(4,549)	(5,050)	(1,397)
Assets	12,256	6,743	(5,647)
Loans	(11,609)	(16,680)	(24,143)
Deposits	(104,278)	(100,649)	(113,570)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	0	0	0
Net interest income (loss)	2,561	3,708	8,659
Depreciation, Amortization and Accretion, Net	0	0	0
Income taxes (benefit)	0	0	0
Assets	(13,557)	(18,556)	(30,369)
Deposits	(104,278)	(100,649)	(113,570)
Parent Co Gfsc Totals Not Eliminated [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	9,972	8,000	7,520
Net interest income (loss)	(2,322)	(5,720)	(5,831)
Depreciation, Amortization and Accretion, Net	0	0	0
Income taxes (benefit)	(4,671)	(4,787)	(2,826)
Assets	25,813	25,299	24,722
Deposits	$ 0	$ 0	$ 0